RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

Due from related parties consisted of the following as of the periods indicated:

	September 30, 2021	December 31, 2020
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$5,447	$-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	10,060	-
Total	$15,507	$-

Due to related parties

Due to related parties consisted of the following as of the periods indicated:

	September 30, 2021	December 31, 2020
Quanzhong Lin	$-	$2,395,543
Yirong Shen	96,222	33,716
Chengdu Aixin E-Commerce Company Ltd.	12,718	12,558
Chengdu Aixin International travel service Co, Ltd	1,430	1,412
Branch manager	-	28,602
Aixin Life Beauty	7,638	54,305
Total	$118,008	$2,526,136

Due from related parties consisted of the following as of the periods indicated:

	December 31, 2021	December 31, 2020
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$4,583	$-
Sichuan Aixin Investment Co., Ltd	4,237	-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	10,235	-
Total	$19,055	$-

Due to related parties

Due to related parties consisted of the following as of the periods indicated:

	December 31, 2021	December 31, 2020
Quanzhong Lin	$1,822,705	$2,395,543
Yirong Shen	97,292	33,716
Branch manager	1,667	28,602
Chengdu Aixin E-Commerce Company Ltd.	15,378	12,558
Chengdu Aixin International travel service Co, Ltd	2,388	1,412
Aixin Life Beauty	7,724	54,305
Total	$1,947,154	$2,526,136